LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of supplemental consolidated balance sheet information related to leases

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	2022	2023
Operating leases:	RMB	RMB
Operating leases right-of-use assets	27,604	49,659
Current portion of lease liabilities	24,986	15,570
Non-current portion of lease liabilities	2,479	32,388
Total operating lease liabilities	27,465	47,958
Weighted average remaining lease term (in years)	1.2	2.9
Weighted average discount rate	4.75%	4.22%

Summary of cash flow information related to leases

Supplemental cash flow information related to leases for the years ended December 31, 2022 and 2023 is as follows:

	For the year ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	21,977	22,595
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	12,655	46,954

Summary of maturities of lease payments

Maturities of lease payments by year and in the aggregate, under non-cancellable operating leases with terms in excess of one year as of December 31, 2023 are as follows:

RMB
2024	16,951
2025	16,215
2026 and thereafter	17,689
Total lease payment	50,855
Less imputed interest	(2,897)
Total	47,958